Finance and other income and Foreign exchange gains/(losses), net	12 Months Ended
Mar. 31, 2022
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Finance and other income and Foreign exchange gains/(losses), net
28. Finance and other income and Foreign exchange gains/(losses), net

	Year ended March 31,
	2020		2021		2022
Interest income	₹	21,764	₹	18,442	₹	13,114
Dividend income		367		4		2
Exchange fluctuation gain on foreign currency borrowings		—		—		1,485
Net gain from investments classified as FVTPL		1,275		1,478		1,270
Net gain from investments classified as FVTOCI		675		988		386

Finance and other income	₹	24,081	₹	20,912	₹	16,257
Foreign exchange gains/(losses), net, on financial instruments measured at FVTPL		2,144		4,383		808
Other foreign exchange gains/(losses), net		1,025		(1,388)		3,547

Foreign exchange gains/(losses), net	₹	3,169	₹	2,995	₹	4,355

	₹	27,250	₹	23,907	₹	20,612